UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

VAN ECK FUNDS
(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

Bruce J. Smith
Chief Financial Officer
Van Eck Funds
335 Madison Avenue - 19th Floor
New York, N.Y. 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end:	December 31
Date of reporting period:	September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

Number of Shares		Value

COMMON STOCKS: 90.7%
Brazil: 10.5%
234,000	BR Malls Participacoes S.A.	$1,932,021
21,300	Cia Hering S.A.	926,273
116,000	Cielo S.A.	1,000,946
172,000	Diagnosticos da America S.A.	2,040,213
45,000	Drogasil S.A.	1,148,937
40,000	Hypermarcas S.A. *	613,711
49,000	Itau Unibanco Holding S.A. (ADR)	1,184,820
130,000	Localiza Rent a Car S.A.	2,166,667
33,000	Marisa Lojas S.A.	471,791
126,000	Rossi Residencial S.A.	1,184,787

		12,670,166

China / Hong Kong: 24.3%
750,000	Angang New Steel Co. Ltd. #	1,196,293
44,000	AsiaInfo Holdings, Inc. (USD) *	868,120
1,270,000	China High Precision Automation Group Ltd. * #	821,166
1,550,000	China Minsheng Banking Corp. Ltd. #	1,384,910
2,200,000	China Qinfa Group Ltd. * #	876,191
2,202,000	EVA Precision Industrial Holdings Ltd. #	1,297,454
730,000	Fu Ji Food & Catering Services Holdings Ltd. * #	-
1,460,000	Fushan International Energy Group Ltd. #	986,699
1,000,000	GZI Transportation Ltd. #	536,020
42,000	Home Inns & Hotels Management, Inc. (ADR) *	2,076,480
45,000	Hong Kong Exchanges and Clearing Ltd. #	884,690
44,144	I.T Ltd. #	30,237
600,000	Jiangxi Copper Co. Ltd. (Class H) #	1,511,990
340,000	Lianhua Supermarket Holdings Co. Ltd. #	1,374,554
337,000	L’Occitane International S.A. *	938,180
1,480,000	Pacific Basin Shipping Ltd. #	1,065,340
3,300,000	PCD Stores Ltd. * #	1,038,084
1,400,000	Peace Mark Holdings Ltd. * #	-
365,000	Ports Design Ltd. #	1,005,579
4,758,831	Qin Jia Yuan Media Services Co. Ltd. #	820,642
6,360,000	Renhe Commercial Holdings Co. Ltd. #	1,188,077
9,620,000	REXLot Holdings Ltd. #	914,899
410,000	Shimao Property Holdings Ltd. #	678,966
2,095,000	SJM Holdings Ltd. #	2,394,775
2,090,000	Soho China Ltd. #	1,480,665
115,500	Tencent Holdings Ltd. #	2,515,676
140,300	Tian An China Investment Co. Ltd. #	95,084
101,000	Tsingtao Brewery Co. Ltd. #	582,008
370,000	Yanzhou Coal Mining Co. Ltd. #	902,301

		29,465,080

Georgia: 0.7%
61,483	Bank of Georgia (GDR) * Reg S	857,688

India: 7.5%
182,000	Crompton Greaves Ltd. #	1,269,991
44,000	Financial Technologies India Ltd. #	1,127,499
45,000	Gujarat NRE Coke Ltd.	43,413
525,000	Gujarat NRE Coke Ltd. #	721,226
457,900	Hirco Plc (GBP) * #	605,244
52,000	Housing Development & Infrastructure Ltd. * #	299,853
170,000	Mundra Port & Special Economic Zone Ltd. #	633,945
297,000	Rolta India Ltd. #	1,070,741
99,885	Shriram Transport Finance Co. Ltd. #	1,724,487
75,000	Sintex Industries Ltd.	641,426
67,000	Tata Steel Ltd. #	974,137

		9,111,962

Indonesia: 2.7%
4,930,000	Adaro Energy Tbk PT #	1,117,895
3,500,000	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT *	611,765
3,104,500	Mitra Adiperkasa Tbk PT #	782,399
1,750,000	Perusahaan Gas Negara PT #	754,078
5,000	Sarana Menara Nusantara PT * #	4,143

		3,270,280

EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

Israel: 0.3%
68,000	Queenco Leisure International Ltd. (GDR) * § 144A	314,707

Kazakhstan: 2.6%
80,385	Chagala Group Ltd. (GDR) * §	289,386
45,000	Eurasian Natural Resources Corp. (GBP) #	650,170
88,000	Halyk Savings Bank of Kazakhstan (GDR) * # Reg S	755,192
197,400	Kazakhstan Kagazy Plc (GDR) * § 144A	29,610
165,000	Kazakhstan Kagazy Plc (GDR) * §	24,750
78,000	KazMunaiGas Exploration (GDR) # Reg S	1,382,310

		3,131,418

Malaysia: 1.0%
860,000	AirAsia Bhd * #	626,498
526,700	CB Industrial Product Holding Bhd #	613,078

		1,239,576

Mexico: 3.1%
144,000	Banco Compartamos, S.A. de C.V.	917,023
48,000	First Cash Financial Services, Inc. (USD) *	1,332,000
796,800	Genomma Lab Internacional, S.A. de C.V. *	1,530,161

		3,779,184

Panama: 0.9%
21,200	Copa Holdings S.A. (Class A) (USD)	1,142,892

Philippines: 1.2%
3,700,000	Alliance Global Group, Inc. #	754,913
9,500,000	Megaworld Corp. #	479,223
5,720,000	Megaworld Corp. Warrants (PHP 1.00, expiring 12/14/14) *	164,229

		1,398,365

Poland: 1.3%
375,000	International Personal Finance Plc (GBP) #	1,590,833

Russia: 6.0%
250,000	Aeroflot - Russian Airlines OJSC	542,511
104,000	Globaltrans Investment Plc (GDR) Reg S	1,578,378
27,000	Lukoil (ADR)	1,538,742
69,000	Novorossiysk Sea Trade Port (GDR) # Reg S	656,019
34,000	Pharmstandard (GDR) * # Reg S	751,720
304,600	Raven Russia Ltd. (GBP) #	241,704
410,000	Sberbank RF #	1,140,068
21,000	X5 Retail Group N.V. (GDR) * #	842,064

		7,291,206

Singapore: 1.7%
1,090,000	CSE Global Ltd. #	887,051
782,727	Noble Group Ltd. #	1,124,904

		2,011,955

South Africa: 3.7%
40,000	African Rainbow Minerals Ltd. #	961,632
27,000	Naspers Ltd. #	1,317,539
100,000	Spar Group Ltd. #	1,332,030
53,224	Standard Bank Group Ltd. #	844,836

		4,456,037

South Korea: 10.9%
45,000	Celltrion, Inc. * #	882,942
98,250	Cheil Worldwide, Inc. #	1,169,730
10,500	Hyundai Department Store Co. Ltd. #	1,270,178
11,800	Hyundai Mobis Co. Ltd. #	2,659,698
4,910	Lotte Shopping Co. #	2,049,282
19,200	Samsung Card Co. #	966,615
2,100	Samsung Electronics Co. Ltd. #	1,430,120
3,300	Shinsegae Co. Ltd. #	1,741,932
44,500	Woongjin Thinkbig Co. Ltd. #	977,399

EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

		13,147,896

Taiwan: 5.6%
1,130,000	Alpha Networks, Inc. #	969,184
333,000	China Ecotek Corp. #	532,928
425,000	Chroma ATE, Inc. #	1,011,979
500,000	Faraday Technology Corp. #	964,703
38,400	Hon Hai Precision Industry Co. Ltd. #	144,015
340,000	President Chain Store Corp. #	1,465,053
306,000	Taiwan Hon Chuan Enterprise Co. Ltd. #	594,351
100,000	Young Fast Optoelectronics Co. Ltd. #	1,141,566

		6,823,779

Thailand: 2.9%
175,000	Bangkok Bank PCL #	898,845
35,000	Banpu PCL #	825,778
1,370,000	Tisco Financial Group PCL #	1,750,445

		3,475,068

Turkey: 2.2%
627,976	Sinpas Gayrimenkul Yatirim Ortakligi A.S. * #	853,785
220,000	Turk Hava Yollari * #	898,496
105,000	Turkiye Halk Bankasi A.S. #	968,915

		2,721,196

United Arab Emirates: 0.5%
155,000	First Gulf Bank PJSC #	632,675

United Kingdom: 1.0%
40,000	Standard Chartered Plc #	1,148,580

Zimbabwe: 0.1%
750,000	Commercial Bank of Zimbabwe (USD) *	97,500

Total Common Stocks (Cost: $88,837,349)		109,778,043

PREFERRED STOCKS: 4.9%
Brazil: 4.9%
97,000	Anhanguera Educacional Participacoes S.A.	1,719,858
134,000	Banco ABC Brasil S.A. *	1,275,059
108,988	Vale S.A. *	2,986,220

Total Preferred Stocks (Cost: $3,441,525)		5,981,137

MONEY MARKET FUND: 2.5%
(Cost: $3,030,549)
3,030,549	AIM Treasury Portfolio - Institutional Class	3,030,549

Total Investments: 98.1% (Cost: $95,309,423)		118,789,729
Other assets less liabilities: 1.9%		2,251,466

NET ASSETS: 100.0%		$121,041,195

ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
PHP	Philippine Peso
USD	United States Dollar

*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $81,568,916 which represents 67.4% of net assets.

§	Illiquid Security — the aggregate value of illiquid securities is $658,453 which represents 0.5% of net assets.
Reg S

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $344,317, or 0.3% of net assets.

Restricted securities held by the Fund as of September 30, 2010 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets

Kazakhstan Kagazy Plc (GDR) 144A §	07/19/2007	197,400	$987,000	$29,610	0.0%
Queenco Leisure International Ltd. (GDR) 144A §	07/06/2007	68,000	1,297,605	314,707	0.3

			$2,284,605	$344,317	0.3%

EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

Summary of Investments by Sector (unaudited)	% of Investments	Value

Basic Materials	7.8%	$9,210,993

Communications	7.3	8,638,290

Consumer, Cyclical	21.1	25,122,087

Consumer, Non-cyclical	14.3	16,945,018

Diversified	2.1	2,521,244

Energy	6.3	7,518,364

Financial	24.3	28,838,584

Industrial	9.0	10,730,408

Technology	4.6	5,480,114

Utilities	0.6	754,078

Money Market Fund	2.6	3,030,549

	100.0%	$118,789,729

The aggregate cost of investments owned for Federal income tax purposes is $96,429,374 and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Appreciation	$32,394,168

Gross Unrealized Depreciation	(10,033,813)

Net Unrealized Appreciation	$22,360,355

The Fund had the following open forward foreign currency contracts as of September 30, 2010:

	Contracts to Deliver	In Exchange for		Maturity Dates	Unrealized Appreciation / (Depreciation)

HKD	627,076	USD	80,811	10/04/10	$(9)

HKD	659,743	USD	84,969	10/05/10	(62)

Net unrealized depreciation on forward foreign currency contracts					$(71)

Currency type abbreviations:
HKD	Hong Kong Dollar
USD	United States Dollar

EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

The summary of inputs used to value the Fund’s investments as of September 30, 2010 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:

Brazil	$12,670,166	$—	$—	$12,670,166

China / Hong Kong	3,882,780	25,582,300	—	29,465,080

Georgia	857,688	—	—	857,688

India	684,839	8,427,123	—	9,111,962

Indonesia	611,765	2,658,515	—	3,270,280

Israel	314,707	—	—	314,707

Kazakhstan	343,746	2,787,672	—	3,131,418

Malaysia	—	1,239,576	—	1,239,576

Mexico	3,779,184	—	—	3,779,184

Panama	1,142,892	—	—	1,142,892

Philippines	164,229	1,234,136	—	1,398,365

Poland	—	1,590,833	—	1,590,833

Russia	3,659,631	3,631,575	—	7,291,206

Singapore	—	2,011,955	—	2,011,955

South Africa	—	4,456,037	—	4,456,037

South Korea	—	13,147,896	—	13,147,896

Taiwan	—	6,823,779	—	6,823,779

Thailand	—	3,475,068	—	3,475,068

Turkey	—	2,721,196	—	2,721,196

United Arab Emirates	—	632,675	—	632,675

United Kingdom	—	1,148,580	—	1,148,580

Zimbabwe	97,500	—	—	97,500

Preferred Stocks:

Brazil	5,981,137	—	—	5,981,137

Money Market Fund	3,030,549	—	—	3,030,549

Total	$37,220,813	$81,568,916	$—	$118,789,729

Other Financial Instruments *	$—	$(71)	$—	$(71)

* Other financial instruments include forward foreign currency contracts.

See Note to Schedules of Investments

GLOBAL HARD ASSETS FUND

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

Number of Shares		Value

COMMON STOCKS: 94.0%
Brazil: 0.0%
707,700	Brazilian Resources, Inc. (CAD) * #	$84,877

Canada: 13.7%
965,600	Agnico-Eagle Mines Ltd. (USD)	68,586,568
666,000	First Quantum Minerals Ltd.	50,650,695
1,457,100	Goldcorp, Inc. (USD)	63,412,992
4,387,200	IAMGOLD Corp. (USD)	77,697,312
2,952,725	Kinross Gold Corp.	55,386,903
182,677	Kinross Gold Corp. Warrants (CAD 21.30, expiring 09/17/14) *	781,202
4,786,200	Osisko Mining Corp. *	68,148,343
1,383,100	Pacific Rubiales Energy Corp. *	38,889,186
585,700	Teck Cominco Ltd. (USD)	24,107,412

		447,660,613

Chile: 0.3%
617,000	Antofagasta Plc (GBP)	11,979,867

Kazakhstan: 0.5%
927,000	KazMunaiGas Exploration (GDR) # Reg S	16,428,220

Kuwait: 0.4%
14,368,991	Kuwait Energy Co. K.S.C.C. * # § Ø	12,683,863

Norway: 1.8%
2,003,400	SeaDrill Ltd. #	58,217,252

United Kingdom: 8.7%
10,304,300	Afren Plc * #	17,931,097
435,000	African Minerals Ltd. * # Ø	2,701,775
1,893,800	African Minerals Ltd. * #	11,762,350
2,046,700	BHP Billiton Plc #	65,274,291
3,506,700	Heritage Oil Ltd. * #	16,371,267
582,026	Randgold Resources Ltd. (ADR)	59,052,358
873,528	Vedanta Resources Plc #	29,734,908
4,279,800	Xstrata Plc #	81,980,886

		284,808,932

United States: 68.6%
1,961,900	Alpha Natural Resources, Inc. *	80,732,185
2,014,000	Anadarko Petroleum Corp.	114,898,700
482,500	Apache Corp.	47,169,200
1,957,800	Berry Petroleum Co.	62,120,994
3,925,400	Brigham Exploration Co. *	73,601,250
2,183,600	Cabot Oil & Gas Corp.	65,748,196
2,370,600	Cameron International Corp. *	101,840,976
884,800	Cimarex Energy Co.	58,556,064
778,150	Concho Resources, Inc. *	51,490,186
1,972,200	Consol Energy, Inc.	72,892,512
984,400	Dril-Quip, Inc. *	61,141,084
4,980,100	Far East Energy Corp. *	2,689,254
996,020	Far East Energy Corp. Warrants (USD 1.25, expiring 12/28/14) * # §	423,408
1,323,100	Freeport-McMoRan Copper & Gold, Inc.	112,979,509
2,075,600	General Maritime Corp.	10,191,196
397,600	Green Plains Renewable Energy, Inc. *	4,814,936
4,562,900	Halliburton Co.	150,895,103
1,157,300	Holly Corp.	33,272,375
3,443,800	Key Energy Services, Inc. *	32,750,538
3,847,400	Louisiana-Pacific Corp. *	29,124,818
2,169,800	Massey Energy Co.	67,307,196
563,800	Murphy Oil Corp.	34,910,496
385,998	MYR Group, Inc. *	6,326,507
1,620,500	Nabors Industries Ltd. *	29,266,230
2,082,075	Newfield Exploration Co. *	119,594,388
701,200	Noble Energy, Inc.	52,653,108
1,234,200	NRG Energy, Inc. *	25,696,044
797,000	Occidental Petroleum Corp.	62,405,100
754,600	Peabody Energy Corp.	36,982,946
4,118,000	Petrohawk Energy Corp. *	66,464,520

GLOBAL HARD ASSETS FUND

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

1,362,600	Pioneer Natural Resources Co.	88,609,878
2,459,400	QEP Resources, Inc.	74,126,316
1,972,700	Quicksilver Resources, Inc. *	24,856,020
1,774,700	Schlumberger Ltd.	109,339,267
2,062,600	Steel Dynamics, Inc.	29,103,286
1,114,600	Terex Corp. *	25,546,632
415,700	Walter Energy, Inc.	33,792,253
5,819,000	Weatherford International Ltd. *	99,504,900
924,400	Whiting Petroleum Corp. *	88,289,444

		2,242,107,015

Total Common Stocks (Cost: $2,610,458,096)		3,073,970,639

EXCHANGE TRADED FUND: 2.0%
(Cost: $61,410,007)
509,200	SPDR Gold Trust *	65,131,772

MONEY MARKET FUND: 3.6%
(Cost: $116,278,723)
116,278,723	AIM Treasury Portfolio - Institutional Class	116,278,723

Total Investments: 99.6% (Cost: $2,788,146,826)		3,255,381,134
Other assets less liabilities: 0.4%		14,282,138

NET ASSETS: 100.0%		$3,269,663,272

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
GDR	Global Depositary Receipt
USD	United States Dollar

*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $313,594,194 which represents 9.6% of net assets.

§	Illiquid Security — the aggregate value of illiquid securities is $13,107,271 which represents 0.4% of net assets.
Reg S

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Ø	Restricted Security – the aggregate value of restricted securities is $15,385,638, or 0.5% of net assets.

Restricted securities held by the Fund as of September 30, 2010 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets

African Minerals Ltd.	01/21/2010	435,000	$2,833,678	$2,701,775	0.1%
Kuwait Energy Co. K.S.C.C. §	08/06/2008	14,368,991	10,862,672	12,683,863	0.4

			$13,696,350	$15,385,638	0.5%

Summary of Investments by Sector (unaudited)	% of Investments	Value

Basic Industry	0.2%	$6,326,507

Capital Goods	0.8	25,546,632

Energy	67.5	2,199,632,025

Industrial Metals	12.9	420,274,979

Paper And Forest	0.9	29,124,818

Precious Metals	12.1	393,065,678

Exchange Traded Fund	2.0	65,131,772

Money Market Fund	3.6	116,278,723

	100.0%	$3,255,381,134

The aggregate cost of investments owned for Federal income tax purposes is $2,805,051,175 and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Appreciation	$563,617,534

Gross Unrealized Depreciation	(113,287,575)

Net Unrealized Appreciation	$450,329,959

GLOBAL HARD ASSETS FUND

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

The Fund had the following open forward foreign currency contracts as of September 30, 2010:

Contracts to Deliver		In Exchange for		Maturity Dates	Unrealized Appreciation / (Depreciation)

GBP	7,923,332	USD	12,495,095	10/01/10	$48,337

GBP	7,771,086	USD	12,248,786	10/04/10	41,191

GBP	12,579,939	USD	19,735,408	10/05/10	(26,410)

USD	1,676,276	GBP	1,062,953	10/01/10	(6,485)

USD	12,131,654	GBP	7,733,079	10/05/10	16,235

USD	1,397,911	NOK	8,174,703	10/01/10	(7,927)

Net unrealized appreciation on forward foreign currency contracts					$64,941

Currency type abbreviations:

GBP	British Pound

NOK	Norwegian Kroner

USD	United States Dollar

The summary of inputs used to value the Fund’s investments as of September 30, 2010 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:

Brazil	$—	$—	$84,877	$84,877

Canada	447,660,613	—	—	447,660,613

Chile	11,979,867	—	—	11,979,867

Kazakhstan	—	16,428,220	—	16,428,220

Kuwait	—	—	12,683,863	12,683,863

Norway	—	58,217,252	—	58,217,252

United Kingdom	59,052,358	225,756,574	—	284,808,932

United States	2,241,683,607	423,408	—	2,242,107,015

Exchange Traded Fund	65,131,772	—	—	65,131,772

Money Market Fund	116,278,723	—	—	116,278,723

Total	$2,941,786,940	$300,825,454	$12,768,740	$3,255,381,134

Other Financial Instruments *	$—	$64,941	$—	$64,941

* Other financial instruments include forward foreign currency contracts.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2010:

Balance as of 12/31/09	$12,940,445

Realized gain (loss)	405,900

Change in unrealized appreciation (depreciation)	4,256,295

Net purchases (sales)	(4,833,900)

Transfers in and/or out of level 3	-

Balance as of 9/30/10	$12,768,740

See Note to Schedules of Investments

INTERNATIONAL INVESTORS GOLD FUND

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

Number of Shares		Value

COMMON STOCKS: 94.6%
Australia: 7.6%
3,412,100	Andean Resources Ltd. * #	$20,844,667
5,084,210	Catalpa Resources Ltd. * #	9,906,221
1,320,146	Eldorado Gold Corp. #	24,552,118
3,361,118	Gryphon Minerals Ltd. * #	4,738,250
1,000,725	Newcrest Mining Ltd. #	38,299,745
5,721,260	Perseus Mining Ltd. * #	16,006,967

		114,347,968

Canada: 66.4%
310,440	Agnico-Eagle Mines Ltd.	22,070,839
1,278,333	Agnico-Eagle Mines Ltd. (USD)	90,799,993
800,000	Alamos Gold, Inc.	13,637,866
1,510,000	Amarillo Gold Corp. *	1,218,097
3,000,000	Andina Minerals, Inc. *	4,227,816
1,440,000	Argonaut Gold Ltd. * ø	5,038,390
720,000	Argonaut Gold Ltd. Warrants (CAD 4.50, expiring 12/29/12) ø	426,864
3,050,000	Aurizon Mines Ltd. *	21,046,749
390,000	Aurizon Mines Ltd. (USD) *	2,706,600
1,307,000	Barrick Gold Corp. (USD)	60,501,030
1,999,000	Bear Creek Mining Corp. *	11,793,109
948,000	Bear Creek Mining Corp. * ø	5,592,730
650,000	Canaco Resources, Inc. *	2,173,195
412,500	Corvus Gold, Inc. *	340,777
1,839,000	Eastmain Resources, Inc. * ø	3,002,741
560,000	Eastmain Resources, Inc. *	914,375
382,000	Eldorado Gold Corp. (USD)	7,063,180
10,000	Eldorado Gold Corp.	184,858
2,563,900	European Goldfields Ltd. *	27,161,541
1,625,000	Fortuna Silver Mines, Inc. *	5,053,941
15,000	Franco-Nevada Corp.	471,912
570,000	Franco-Nevada Corp. 144A	17,932,647
159,030	Gold Wheaton Corp. Warrants (CAD 10.00, expiring 07/08/13) * ø	42,505
437,500	Goldcorp, Inc.	19,006,949
1,510,897	Goldcorp, Inc. (USD)	65,754,237
17,500	Goldcorp, Inc. Warrants (CAD 45.75, expiring 06/09/11) *	88,444
2,845,000	Great Basin Gold Ltd. *	6,912,722
300,000	Great Basin Gold Ltd. * ø	728,934
850,000	Great Basin Gold Ltd. (USD) *	2,082,500
1,000,000	Great Basin Gold Ltd. Warrants (CAD 1.60, expiring 10/15/10) *	855,282
2,421,000	Guyana Goldfields, Inc. *	24,565,303
802,800	IAMGOLD Corp.	14,216,169
3,407,200	IAMGOLD Corp. (USD)	60,341,512
825,000	International Tower Hill Ltd. *	5,171,785
1,131,000	Keegan Resources, Inc. *	8,606,988
6,095,028	Kinross Gold Corp.	114,329,902
222,350	Kinross Gold Corp. ø	4,170,818
970,338	Kinross Gold Corp. (USD)	18,232,651
156,618	Kinross Gold Corp. Warrants (CAD 32.00, expiring 09/03/13) *	433,824
354,041	Kinross Gold Corp. Warrants (CAD 21.30, expiring 09/17/14) *	1,514,025
1,020,000	Mansfield Minerals, Inc. Warrants (CAD 1.80, expiring 05/18/12) * # ø	620,585
2,040,000	Mansfield Minerals, Inc. * ø	3,311,109
1,266,666	Medoro Resources Ltd. *	2,326,756
1,031,500	Minco Silver Corp. *	3,879,779
855,170	New Gold, Inc. *	5,734,933
3,382,630	New Gold, Inc. (USD) *	22,765,100
1,026,170	New Gold, Inc. (USD) * ø	6,906,124
1,130,850	New Gold, Inc. Warrants (CAD 15.00, expiring 04/03/12) * ø	49,459
770,000	Northgate Minerals Corp. *	2,327,437
666,666	Northgate Minerals Corp. * ø	2,015,095
4,785,000	Northgate Minerals Corp. (USD) *	14,498,550
3,356,875	Orezone Gold Corp. *	4,828,628
3,596,900	Osisko Mining Corp. *	51,214,491
1,093,333	Osisko Mining Corp. * 144A	15,567,430

INTERNATIONAL INVESTORS GOLD FUND

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

602,124	Pan American Silver Corp.	17,749,461
747,000	Pan American Silver Corp. (USD)	22,103,730
103,000	Pan American Silver Corp. Warrants (CAD 35.00, expiring 12/31/14) * #	606,247
855,000	Pediment Gold Corp. * ø	1,346,195
640,000	Pediment Gold Corp. *	1,007,678
764,500	Premier Gold Mines Ltd. *	4,212,960
1,470,000	Rainy River Resources Ltd. *	12,215,473
2,400,000	Rubicon Minerals Corp. *	9,866,848
5,684,000	San Gold Corp. *	18,064,613
2,526,375	Silver Wheaton Corp. (USD) *	67,319,882
18,611	Silver Wheaton Corp. Warrants (CAD 20.00, expiring 09/05/13) *	236,732
3,035,000	Silvercorp Metals, Inc.	24,954,903
7,231,000	Torex Gold Resources, Inc. *	9,839,051
736,000	Ventana Gold Corp. *	7,475,168
3,635,000	Volta Resources, Inc. *	6,288,561
180,597	Yamana Gold, Inc. (USD)	2,058,806
1,188,981	Yamana Gold, Inc.	13,555,007

		1,005,360,591

Mexico: 0.9%
724,000	Fresnillo Plc (GBP) #	14,119,035

South Africa: 3.1%
1,019,000	AngloGold Ashanti Ltd. (ADR)	47,118,560

United Kingdom: 8.2%
3,252,000	African Barrick Gold Ltd. #	30,213,575
930,000	Randgold Resources Ltd. (ADR)	94,357,800

		124,571,375

United States: 8.4%
652,000	Allied Nevada Gold Corp. *	17,278,000
2,470,250	Capital Gold Corp. * Ώ	11,931,308
997,000	Newmont Mining Corp.	62,621,570
432,100	Royal Gold, Inc.	21,535,864
1,500,000	Tahoe Resources, Inc. (CAD) *	13,354,067

		126,720,809

Total Common Stocks
(Cost: $698,104,360)		1,432,238,338

EXCHANGE TRADED FUND: 1.2%
(Cost: $11,738,895)
139,000	SPDR Gold Trust *	17,779,490

MONEY MARKET FUND: 4.1%
(Cost: $62,004,594)
62,004,594	AIM Treasury Portfolio - Institutional Class	62,004,594

Total Investments: 99.9%
(Cost: $771,847,849)		1,512,022,422
Other assets less liabilities: 0.1%		1,944,200

NET ASSETS: 100.0%		$1,513,966,622

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar

Ώ	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $159,907,410 which represents 10.6% of net assets.

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $33,500,077, or 2.2% of net assets.

Ø	Restricted Security – the aggregate value of restricted securities is $33,251,549 which represents 2.2% of net assets.

INTERNATIONAL INVESTORS GOLD FUND

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

Restricted securities held by the Fund as of September 30, 2010 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets

Argonaut Gold Ltd.	11/13/2009	1,440,000	$4,090,715	$5,038,390	0.3%

Argonaut Gold Ltd. Warrants	11/13/2009	720,000	-	426,864	0.0

Bear Creek Mining Corp.	08/15/2005	948,000	2,865,287	5,592,730	0.4

Eastmain Resources, Inc.	06/13/2008	1,839,000	2,503,501	3,002,741	0.2

Gold Wheaton Corp. Warrants	06/19/2008	159,030	-	42,505	0.0

Great Basin Gold Ltd.	05/28/2002	300,000	293,351	728,934	0.1

Kinross Gold Corp.	10/22/2007	222,350	983,691	4,170,818	0.3

Mansfield Minerals, Inc.	05/04/2010	2,040,000	2,422,563	3,311,109	0.2

Mansfield Minerals, Inc. Warrants	05/04/2010	1,020,000	605,641	620,585	0.0

New Gold, Inc.	03/09/2007	1,026,170	2,350,456	6,906,124	0.5

New Gold, Inc. Warrants	09/09/2007	1,130,850	-	49,459	0.0

Northgate Minerals Corp.	10/16/2002	666,666	781,921	2,015,095	0.1

Pediment Gold Corp.	11/21/2007	855,000	2,648,021	1,346,195	0.1

			$19,545,147	$33,251,549	2.2%

A summary of the Fund’s transactions in securities of affiliates for the period ended September 30, 2010 is set forth below:

Affiliates	Value 12/31/09	Purchases	Sales Proceeds	Gain (Loss)	Dividend Income	Value 09/30/10

Capital Gold Corp.	$8,803,971	$-	$-	$-	$-	$11,931,308

Summary of Investments by Sector (unaudited)	% of Investments	Value

Diversified Minerals	1.2%	$18,536,792

Gold Mining	79.9	1,207,814,563

Metal - Diversified	0.4	6,288,560

Precious Metals	1.7	26,188,872

Silver Mining	11.5	173,409,551

Exchange Traded Fund	1.2	17,779,490

Money Market Fund	4.1	62,004,594

	100.0%	$1,512,022,422

The aggregate cost of investments owned for Federal income tax purposes is $840,812,268 and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Appreciation	$742,840,659
Gross Unrealized Depreciation	(71,630,506)

Net Unrealized Appreciation	$671,210,153

The Fund had the following open forward foreign currency contracts as of September 30, 2010:

Contracts to Deliver		In Exchange for		Maturity Dates	Net Unrealized Appreciation

USD	3,000,000	AUD	2,865,600	10/01/10	$34,048

Currency type abbreviations:

AUD	Australian Dollar
USD	United States Dollar

INTERNATIONAL INVESTORS GOLD FUND

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

The summary of inputs used to value the Fund’s investments as of September 30, 2010 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:

Australia	$—	$114,347,968	$—	$114,347,968

Canada	1,004,133,759	1,226,832	—	1,005,360,591

Mexico	—	14,119,035	—	14,119,035

South Africa	47,118,560	—	—	47,118,560

United Kingdom	94,357,800	30,213,575	—	124,571,375

United States	126,720,809	—	—	126,720,809

Exchange Traded Fund	17,779,490	—	—	17,779,490

Money Market Fund	62,004,594	—	—	62,004,594

Total	$1,352,115,012	$159,907,410	$—	$1,512,022,422

Other Financial Instruments *	$—	$34,048	$—	$34,048

* Other financial instruments include forward foreign currency contracts.

See Note to Schedules of Investments

MULTI-MANAGER ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

Number of Shares		Value

COMMON STOCKS: 28.5%
Basic Materials: 1.0%
3,300	A Schulman, Inc.	$66,495
8,389	AK Steel Holding Corp.	115,852
500	Ashland, Inc.	24,385
4,900	Buckeye Technologies, Inc.	72,079
6,600	Jaguar Mining, Inc. *	42,900
900	Methanex Corp.	22,041
470	Monsanto Co.	22,527
520	Verso Paper Corp. *	1,498

		367,777

Communications: 2.8%
76,914	Alcatel-Lucent (ADR) *	259,969
3,100	Arris Group, Inc. *	30,287
2,144	AT&T, Inc.	61,318
3,932	Cisco Systems, Inc. *	86,111
1,900	Comcast Corp.	34,352
1,506	Corning, Inc.	27,530
2,000	Courier Corp.	28,440
7,771	Finisar Corp. *	146,017
2,400	Fisher Communications, Inc. *	41,832
2	Frontier Communications Corp.	16
3,250	Oclaro, Inc. *	52,032
3,205	Symantec Corp. *	48,620
7,605	Tencent Holdings Ltd. (HKD) #	165,643
1	VeriSign, Inc. *	32
1,928	Verizon Communications, Inc.	62,834

		1,045,033

Consumer, Cyclical: 3.1%
252	Abercrombie & Fitch Co.	9,909
7,200	American Eagle Outfitters, Inc.	107,712
90	Citi Trends, Inc. *	2,179
611	Coach, Inc.	26,249
9,848	CVS Caremark Corp.	309,916
1,480	Douglas Dynamics, Inc.	18,278
5,804	First Cash Financial Services, Inc. *	161,061
3,163	Ford Motor Co. Warrants (USD 9.20, expiring 01/01/13) *	13,569
29,421	Furniture Brands International, Inc. *	158,285
3,638	Motorcar Parts of America, Inc. *	31,578
156,250	SJM Holdings Ltd. (HKD) #	178,608
5,276	Starbucks Corp.	134,960
464	The Men’s Wearhouse, Inc.	11,038

		1,163,342

Consumer, Non-cyclical: 6.5%
3,320	Baxter International, Inc.	158,397
373	Beckman Coulter, Inc.	18,199
5,409	Boston Scientific Corp. *	33,157
6,000	Cambrex Corp. *	25,500
1,954	CardioNet, Inc. *	8,812
577	Cephalon, Inc. *	36,028
4,516	Covidien Plc	181,498
1,430	Exact Sciences Corp. *	10,353
771	Express Scripts, Inc. *	37,548
2,770	Gilead Sciences, Inc. *	98,640
6,300	Great Lakes Dredge & Dock Corp.	36,603
16,721	Hologic, Inc. *	267,703
2,073	Kinetic Concepts, Inc. *	75,830
2,948	Lender Processing Services, Inc.	97,962
872	Life Technologies Corp. *	40,714
216	Mastercard, Inc.	48,384
711	McKesson Corp.	43,926
1,649	Medco Health Solutions, Inc. *	85,847
1,881	Merck & Co., Inc.	69,240
5,175	Myriad Genetics, Inc. *	84,922

MULTI-MANAGER ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

2,267	Omnicare, Inc.	54,136
8,623	Pfizer, Inc.	148,057
2,500	Pharmaceutical Product Development, Inc.	61,975
1,139	Philip Morris International, Inc.	63,807
9,227	Quanta Services, Inc. *	176,051
1,388	Quest Diagnostics, Inc.	70,052
1,800	Sara Lee Corp.	24,174
8,339	The Western Union Co.	147,350
3,826	UnitedHealth Group, Inc.	134,331
496	Visa, Inc.	36,833
1,374	WellPoint, Inc. *	77,823

		2,453,852

Diversified: 0.8%
117,420	Noble Group Ltd. (SGD) #	168,751
10,800	Swire Pacific Ltd. (HKD) #	148,482

		317,233

Energy: 3.8%
1,418	Anadarko Petroleum Corp.	80,897
2,300	Berry Petroleum Co.	72,979
1,200	Cabot Oil & Gas Corp.	36,132
2,367	Chesapeake Energy Corp.	53,613
4,100	Compton Petroleum Corp. *	2,136
3,000	Comstock Resources, Inc. *	67,470
1,393	ConocoPhillips	80,000
650	Covanta Holding Corp.	10,238
1,129	Exxon Mobil Corp.	69,761
117	LDK Solar Co. Ltd. (ADR) *	1,203
2,716	Lukoil (ADR)	154,786
5,490	National Oilwell Varco, Inc.	244,140
1,100	PetroBakken Energy Ltd.	24,684
700	Petrominerales Ltd.	16,977
3,387	Schlumberger Ltd.	208,673
6,916	Superior Energy Services, Inc. *	184,588
1,800	Tesco Corp. *	21,654
1,488	Transocean, Inc. *	95,664
4,300	Trinidad Drilling Ltd. (CAD)	21,648

		1,447,243

Financial: 1.9%
1,200	Dime Community Bancshares	16,620
1,300	First Chester County Corp.	6,487
2,200	First Niagara Financial Group, Inc.	25,630
2,300	Flushing Financial Corp.	26,588
3,000	Hanover Insurance Group, Inc.	141,000
2,200	Henderson Land Development Co. Ltd. (HKD) #	15,632
600	NewAlliance Bancshares, Inc.	7,572
3,800	Old National Bancorp	39,900
193,500	Raven Russia Ltd. (GBP) #	153,544
687,850	Renhe Commercial Holdings Co. Ltd. (HKD) #	128,494
133,083	Tisco Financial Group PCL (THB) #	170,040

		731,507

Industrial: 5.0%
2,624	Atlas Air Worldwide Holdings, Inc. *	131,987
1,600	Clean Harbors, Inc. *	108,400
5,355	Danaher Corp.	217,467
9,788	FEI Co. *	191,551
10,536	Globaltrans Investment Plc (GDR) Reg S	159,902
5,295	JB Hunt Transport Services, Inc.	183,737
2,236	Landstar System, Inc.	86,354
2,700	Marten Transport Ltd.	62,586
4,900	MasTec, Inc. *	50,568
31,088	Microvision, Inc. *	68,083
1,300	Overseas Shipholding Group, Inc.	44,616
193,470	Pacific Basin Shipping Ltd. (HKD) #	139,264
3,000	PowerSecure International, Inc. *	27,780
500	Raytheon Co.	22,855
2,490	Roper Industries, Inc.	162,298

MULTI-MANAGER ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

3,766	Thermo Fisher Scientific, Inc. *	180,316
3,800	TTM Technologies, Inc. *	37,202

		1,874,966

Technology: 3.6%
9,000	Actel Corp. *	143,550
4,101	Activision Blizzard, Inc.	44,373
18,546	Atmel Corp. *	147,626
1,800	ATMI, Inc. *	26,748
6,800	Ciber, Inc. *	20,468
805	DST Systems, Inc.	36,096
10,900	Fairchild Semiconductor International, Inc. *	102,460
2,720	Fiserv, Inc. *	146,391
2,400	IXYS Corp. *	22,920
6,680	Microsoft Corp.	163,593
12,673	O2Micro International Ltd. (ADR) *	77,432
4,273	Quest Software, Inc. *	105,073
586	Research In Motion Ltd. *	28,532
13,800	Seachange International, Inc. *	102,258
4,300	Seagate Technology Plc *	50,654
3,400	Standard Microsystems Corp. *	77,554
4,157	Xerox Corp.	43,025

		1,338,753

Total Common Stocks (Cost: $9,839,894)		10,739,706

Principal Amount

CORPORATE BONDS: 5.1%
$36,000	Actuant Corp. 2.00%, 11/15/23	42,660
168,000	Broadview Networks Holdings, Inc. 11.38%, 09/01/12	165,480
135,000	Circus & Eldorado Joint Venture 10.13%, 03/01/12	126,225
87,000	Essex Portfolio LP 3.63%, 11/01/25	95,591
183,000	Global Crossing UK Finance Plc 10.75%, 12/15/14	189,405
235,000	GMAC, Inc. 1.67%, 03/15/11	232,591
51,000	Great Atlantic & Pacific Tea Co. 5.13%, 06/15/11	37,166
110,000	Harvest Operations Corp. 7.50%, 05/31/15 (CAD)	111,855
226,000	LDK Solar Co. Ltd. 4.75%, 04/15/13	220,632
125,000	LeCroy Corp. 4.00%, 10/15/26	123,594
130,000	MGM Mirage 8.38%, 02/01/11	131,950
26,000	Newmont Mining Corp. 3.00%, 02/15/12	37,148
36,000	Newpark Resources, Inc. 4.00%, 10/01/17	38,205
85,000	Primus Telecommunications Group, Inc. 14.25%, 05/20/13	84,575
30,000	Trico Shipping A.S. 13.88%, 11/01/14 144A	26,925
130,000	Verso Paper Holdings LLC 11.50%, 07/01/14 144A	143,000
53,000	Vornado Realty LP 3.88%, 04/15/25	60,818

29,000	Wyndham Worldwide Corp. 3.50%, 05/01/12	64,706

Total Corporate Bonds (Cost: $1,878,837)		1,932,526

GOVERNMENT BOND: 0.3% (Cost: $132,089)
133,000	Satelites Mexicanos, S.A. de C.V. 9.28%, 11/30/11	126,017

STRUCTURED NOTE: 5.1% (Cost: $1,900,000)
1,900,000	Deutsche Bank A.G., London Branch, Alpha Overlay Securities, 09/24/12(a)	1,913,000

Number of Shares

CLOSED-END FUND: 0.5% (Cost: $168,834)
11,830	NFJ Dividend Interest & Premium Strategy Fund	186,441

EXCHANGE TRADED FUNDS: 9.4%
19,689	Claymore/AlphaShares China Small Cap Index ETF	595,198
180	Direxion Daily Financial Bear 3X Shares *	2,412
900	iPATH S&P 500 VIX Short-Term Futures ETN *	15,588
4,012	iShares iBoxx $ High Yield Corporate Bond Fund	359,836
9,646	iShares MSCI EAFE Small Cap Index Fund	370,214
3,242	iShares MSCI Thailand Index Fund	201,199
1,714	Market Vectors - Gold Miners ETF Ώ	95,864
2,928	Market Vectors - Junior Gold Miners ETF Ώ *	97,795
6,095	Market Vectors - Russia ETF Ώ	198,270

MULTI-MANAGER ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

1,570	Oil Services Holders Trust	177,646
683	SPDR Gold Trust *	87,363
9,054	United States 12 Month Oil Fund LP *	348,488
19,386	WisdomTree Emerging Markets SmallCap Dividend Fund	975,697

Total Exchange Traded Funds (Cost: $3,304,629)		3,525,570

OPEN-END FUNDS: 39.2%
21,821	AC Statistical Value Market Neutral 12 Vol Fund * #	3,015,727
2,594	AC Statistical Value Market Neutral 7 Vol Fund * #	308,146
171,162	Forward Long/Short Credit Analysis Fund	1,475,414
98,807	Loomis Sayles Bond Fund	1,403,064
3,119	Luxcellence - Virtuoso Fund * #	2,909,154
220,641	TFS Market Neutral Fund *	3,453,032
168,271	The Arbitrage Fund	2,204,353

Total Open-End Funds (Cost: $14,175,474)		14,768,890

OPTIONS PURCHASED: 0.1%
900	CurrencyShares Euro Trust Puts ($133, expiring 10/16/10) *	387
900	CurrencyShares Japanese Yen Trust Puts ($114, expiring 10/16/10) *	180
6,300	Direxion Daily Financial Bear 3X Shares Calls ($14, expiring 01/22/11) *	14,805
9,900	Direxion Daily Financial Bear 3X Shares Calls ($15, expiring 01/22/11) *	20,295
700	Fortune Brands, Inc. Puts($45, expiring 11/20/10) *	525
300	iShares Dow Jones Transportation Average Index Fund Puts ($78, expiring 11/20/10) *	600
300	iShares Dow Jones Transportation Average Index Fund Puts ($80, expiring 11/20/10) *	322
600	iShares Russell 2000 Index Fund Puts ($64, expiring 10/16/10) *	294
26,400	LDK Solar Co. Ltd. Puts ($4, expiring 01/22/11) *	2,772
1,100	Powershares QQQ Puts ($48, expiring 10/16/10) *	528
1,000	Powershares QQQ Puts ($45, expiring 10/16/10) *	110
1,000	Powershares QQQ Puts ($47, expiring 10/16/10) *	300
700	PPG Industries, Inc. Puts ($65, expiring 10/16/10) *	105
500	Raytheon Co. Calls ($40, expiring 01/22/11) *	3,025
500	Raytheon Co. Calls ($41, expiring 11/20/10) *	2,450
1,100	SPDR Barclays Capital High Yield Bond ETF Puts ($39, expiring 10/16/10) *	110
200	SPDR Gold Shares Puts ($124, expiring 10/16/10) *	88
200	SPDR Gold Shares Puts ($123, expiring 11/20/10) *	274
400	SPDR S&P 500 ETF Trust Puts ($110, expiring 10/16/10) *	272
1,000	SPDR S&P 500 ETF Trust Puts ($112, expiring 10/16/10) *	1,100
2,200	SPDR S&P 500 ETF Trust Puts ($114, expiring 10/16/10) *	3,982
400	SPDR S&P 500 ETF Trust Puts ($108, expiring 10/16/10) *	164
400	SPDR S&P 500 ETF Trust Puts ($102, expiring 10/16/10) *	52
400	SPDR S&P 500 ETF Trust Puts ($103, expiring 10/16/10) *	60
500	SPDR S&P Retail ETF Puts ($37, expiring 10/16/10) *	40
900	SPDR S&P Retail ETF Puts ($40, expiring 10/16/10) *	306
1,100	Standard Microsystems Corp. Puts ($20, expiring 10/16/10) *	165
1,100	Thor Industries, Inc. Puts ($30, expiring 10/16/10) *	220
1,100	VistaPrint N.V. Puts ($35, expiring 10/16/10) *	165
1,100	Volterra Semiconductor Corp. Puts ($20, expiring 10/16/10) *	495

Total Options Purchased (Cost: $80,619)		54,191

MONEY MARKET FUND: 13.8% (Cost: $5,182,380)
5,182,380	AIM Treasury Portfolio - Institutional Class	5,182,380

Total Investments: 102.0% (Cost: $36,662,756)		38,429,021
Liabilities in excess of other assets: (2.0)%		(771,720)

NET ASSETS: 100.0%		$37,657,301

MULTI-MANAGER ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

SECURITIES SOLD SHORT: (21.5)%
COMMON STOCKS: (13.4)%
Basic Materials: (0.1)%
(1,100)	Valspar Corp.	(35,035)
(145)	Vulcan Materials Co.	(5,353)

		(40,388)

Consumer, Cyclical: (4.2)%
(800)	ArvinMeritor, Inc. *	(12,432)
(1,772)	Bob Evans Farms, Inc.	(49,740)
(1,149)	California Pizza Kitchen, Inc. *	(19,602)
(770)	CarMax, Inc. *	(21,452)
(6,346)	Cintas Corp.	(174,832)
(600)	Cracker Barrel Old Country Store, Inc.	(30,456)
(700)	Darden Restaurants, Inc.	(29,946)
(1,052)	DineEquity, Inc. *	(47,319)
(1,187)	Ethan Allen Interiors, Inc.	(20,725)
(2,703)	Fastenal Co.	(143,773)
(1,353)	Foot Locker, Inc.	(19,659)
(2,229)	Ford Motor Co. *	(27,283)
(500)	Harley-Davidson, Inc.	(14,220)
(797)	Haverty Furniture Cos, Inc.	(8,695)
(2,045)	Isle of Capri Casinos, Inc. *	(14,642)
(270)	J Crew Group, Inc. *	(9,077)
(860)	JOS A Bank Clothiers, Inc. *	(36,645)
(503)	Marriott International, Inc.	(18,022)
(2,233)	O’Reilly Automotive, Inc. *	(118,796)
(2,798)	PACCAR, Inc.	(134,724)
(460)	Panera Bread Co. *	(40,761)
(1,025)	Penske Automotive Group, Inc. *	(13,530)
(300)	Polo Ralph Lauren Corp.	(26,958)
(1,600)	Royal Caribbean Cruises Ltd. *	(50,448)
(90)	Rue21, Inc. *	(2,323)
(1,100)	Tenneco, Inc. *	(31,867)
(1,600)	Texas Roadhouse, Inc. *	(22,496)
(1,400)	The Cheesecake Factory, Inc. *	(37,058)
(216)	The Gap, Inc.	(4,026)
(1,000)	Thor Industries, Inc.	(33,400)
(510)	Tiffany & Co.	(22,701)
(468)	TJX Cos, Inc.	(20,887)
(600)	Toro Co.	(33,738)
(500)	TRW Automotive Holdings Corp. *	(20,780)
(234)	Urban Outfitters, Inc. *	(7,357)
(2,116)	Walgreen Co.	(70,886)
(1,100)	Williams-Sonoma, Inc.	(34,870)
(500)	WW Grainger, Inc.	(59,555)
(2,400)	Wyndham Worldwide Corp.	(65,928)
(700)	Yum! Brands, Inc.	(32,242)

		(1,583,851)

Consumer, Non-cyclical: (2.0)%
(1,495)	Bristol-Myers Squibb Co.	(40,530)
(500)	Fortune Brands, Inc.	(24,615)
(143)	Genzyme Corp. *	(10,123)
(258)	Green Mountain Coffee Roasters, Inc. *	(8,047)
(2,461)	Henry Schein, Inc. *	(144,165)
(1,244)	Hertz Global Holdings, Inc. *	(13,174)
(47)	Intuitive Surgical, Inc. *	(13,336)
(3,889)	Laboratory Corp. of America Holdings *	(305,014)
(703)	Neogen Corp. *	(23,797)
(857)	Peet’s Coffee & Tea, Inc. *	(29,335)
(400)	Perrigo Co.	(25,688)
(927)	Pharmaceutical Product Development, Inc.	(22,980)
(890)	Robert Half International, Inc.	(23,140)
(126)	Strayer Education, Inc.	(21,987)
(1,688)	Zoll Medical Corp. *	(54,472)

		(760,403)

Financial: (1.6)%
(33,750)	Allied Irish Banks Plc (ADR) *	(47,925)
(13,315)	Banco Bilbao Vizcaya Argentaria S.A. (ADR)	(179,486)
(6,640)	Banco Santander S.A. (ADR)	(84,062)
(900)	Legg Mason, Inc.	(27,279)
(1,000)	Regency Centers Corp.	(39,470)
(4,207)	SunTrust Banks, Inc.	(108,667)
(20,930)	The Governor & Co. of the Bank of Ireland (ADR)	(71,162)
(590)	Vornado Realty Trust	(50,463)

		(608,514)

MULTI-MANAGER ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

Industrial: (4.2)%
(1,900)	Actuant Corp.	(43,624)
(800)	Acuity Brands, Inc.	(35,392)
(700)	Armstrong World Industries, Inc. *	(29,057)
(700)	Astec Industries, Inc. *	(19,971)
(2,311)	AZZ, Inc.	(99,003)
(900)	Baldor Electric Co.	(36,360)
(681)	Caterpillar, Inc.	(53,581)
(800)	Cooper Industries Plc	(39,144)
(400)	Cummins, Inc.	(36,232)
(7,011)	Cymer, Inc. *	(259,968)
(1,000)	EnerSys, Inc. *	(24,970)
(576)	Garmin Ltd.	(17,482)
(1,100)	Ingersoll-Rand Plc	(39,281)
(900)	Kennametal, Inc.	(27,837)
(500)	Lennox International, Inc.	(20,845)
(400)	Lincoln Electric Holdings, Inc.	(23,128)
(400)	Middleby Corp. *	(25,356)
(400)	Nordson Corp.	(29,476)
(1,000)	Owens Corning *	(25,630)
(700)	Powell Industries, Inc. *	(21,784)
(448)	Precision Castparts Corp.	(57,053)
(1,400)	Quanex Building Products Corp.	(24,178)
(400)	Regal-Beloit Corp.	(23,476)
(1,200)	Textron, Inc.	(24,672)
(1,849)	The Boeing Co.	(123,032)
(5,548)	Thermo Fisher Scientific, Inc. *	(265,638)
(1,100)	Thomas & Betts Corp. *	(45,122)
(600)	Timken Co.	(23,016)
(300)	Valmont Industries, Inc.	(21,720)
(900)	Wabtec Corp.	(43,011)
(700)	Watts Water Technologies, Inc.	(23,835)

		(1,582,874)

Technology: (1.3)%
(4,448)	ASML Holding N.V.	(132,506)
(741)	Autodesk, Inc. *	(23,690)
(5,587)	Cavium Networks, Inc. *	(160,682)
(315)	Cerner Corp. *	(26,457)
(1,101)	Logitech International S.A. *	(19,157)
(500)	MTS Systems Corp.	(15,500)
(1,000)	Parametric Technology Corp. *	(19,540)
(2,725)	Synaptics, Inc. *	(76,682)

		(474,214)

Total Common Stocks (Proceeds: $(4,812,607))		(5,050,244)

Principal Amount

CORPORATE BONDS: (0.9)%
$(72,000)	C&S Group Enterprises LLC 8.38%, 05/01/17 144A	(70,650)
(43,000)	Great Atlantic & Pacific Tea Co. 5.13%, 06/15/11	(24,080)
(30,000)	Trico Marine Services, Inc. 8.13%, 02/01/13	(4,650)
(78,000)	Verso Paper Holdings LLC 4.22%, 08/01/14	(69,810)
(26,000)	Verso Paper Holdings LLC 11.38%, 08/01/16	(23,498)
(129,000)	Vulcan Materials Co. 7.00%, 06/15/18	(145,858)

Total Corporate Bonds (Proceeds: $(331,025))		(338,546)

Number of Shares

EXCHANGE TRADED FUNDS: (7.2)%
(497)	iShares Dow Jones US Real Estate Index Fund	(26,281)
(1,397)	iShares MSCI Emerging Markets Index Fund	(62,544)
(17,943)	iShares Russell 2000 Index Fund	(1,210,614)
(2,335)	Semiconductor HOLDRs Trust	(64,656)
(2,604)	SPDR S&P Homebuilders ETF	(41,169)
(3,071)	SPDR S&P Retail ETF	(128,337)
(10,138)	SPDR Trust, Series 1	(1,157,050)

MULTI-MANAGER ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

Total Exchange Traded Funds (Proceeds: $(2,619,653))		(2,690,651)

Total Securities Sold Short (Proceeds: $(7,763,285))		$(8,079,442)

COVERED OPTIONS WRITTEN: (0.9)%
(900)	CBOE Index Calls($25, expiring 12/22/10) *	$(5,130)
(7,200)	Direxion Daily Financial Bear 3X Shares Calls($17, expiring 01/22/11) *	(11,664)
(11,700)	Direxion Daily Financial Bear 3X Shares Calls($16, expiring 01/22/11) *	(20,358)
(1,100)	Essex Property Trust Inc Calls($115, expiring 10/16/10) *	(495)
(600)	Essex Property Trust, Inc. Calls($105, expiring 10/16/10) *	(3,180)
(400)	Newmont Mining Corp. Calls($63, expiring 10/16/10) *	(692)
(2,000)	SPDR S&P 500 ETF Trust Puts($113, expiring 10/16/10) *	(2,840)

Total Covered Options Written (Premiums received: $(49,269))		$(44,359)

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
SGD	Singapore Dollar
THB	Thai Baht
USD	United States Dollar

(a)	Issued with zero coupon at par. The security is linked to the performance of the Deutsche Bank Fed Funds Total Return Index and the Deutsche Bank Equity Mean Reversion Alpha Index.
Ώ	Affiliated issuer – as defined under the Investment Company Act of 1940 (Van Eck Associates Corp. is the distributor and investment manager of the Market Vectors ETF Trust).
*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $7,501,485 which represents 19.9% of net assets.

§	Illiquid Security — the aggregate value of illiquid securities is $1,913,300 which represents 5.0% of net assets.
Reg S

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $99,275, or 0.3% of net assets.

Futures contracts held by the Fund are as follows:

Number of Contracts		Aggregate Value of Contracts	Unrealized Depreciation

(35)	10 Year U.S. Treasury Notes December 2010	$(4,411,641)	$(72,492)

A summary of the Fund’s transactions in securities of affiliates for the period ended September 30, 2010 is set forth below:

Affiliates	Value 12/31/09	Purchases	Sales Proceeds	Gain (Loss)	Dividend Income	Value 09/30/10

Market Vectors - Agribusiness ETF	$57,584	$—	$58,060	$6,641	$—	$—
Market Vectors - Gold Miners ETF	—	354,757	270,268	11,110	—	95,864
Market Vectors - Junior Gold Miners ETF	—	90,828	—	—	—	97,795
Market Vectors - Nuclear Energy ETF	23,566	—	21,903	(2,534)	—	—
Market Vectors - Russia ETF	—	191,781	—	—	—	198,270

	$81,150	$637,366	$350,231	$15,217	$—	$1,175,789

The aggregate cost of investments owned for Federal income tax purposes is $36,674,051 and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Appreciation	$2,102,791

Gross Unrealized Depreciation	(347,821)

Net Unrealized Appreciation	1,754,970

MULTI-MANAGER ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

The Fund had the following open forward foreign currency contracts as of September 30, 2010:

Contracts to Deliver		In Exchange for		Maturity Dates	Net Unrealized Depreciation

USD	101,799	GBP	64,552	10/01/10	$(394)

Currency type abbreviations:

GBP	British Pound

USD	United States Dollar

The summary of inputs used to value the Fund’s investments as of September 30, 2010 is as follows:

Long Positions	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks

Basic Materials	$367,777	$—	$—	$367,777

Communications	879,390	165,643	—	1,045,033

Consumer, Cyclical	984,734	178,608	—	1,163,342

Consumer, Non-cyclical	2,453,852	—	—	2,453,852

Diversified	—	317,233	—	317,233

Energy	1,447,243	—	—	1,447,243

Financial	263,797	467,710	—	731,507

Industrial	1,735,702	139,264	—	1,874,966

Technology	1,338,753	—	—	1,338,753

Corporate Bonds	3,845,826	—	—	3,845,826

Government Bond	126,017	—	—	126,017

Closed-End Fund	186,441	—	—	186,441

Open-End Funds	8,535,862	6,233,027	—	14,768,890

Exchange Traded Funds	3,525,570	—	—	3,525,570

Options Purchased	54,191	—	—	54,191

Money Market Fund	5,182,380	—	—	5,182,380

Total	$30,927,536	$7,501,485	$—	$38,429,021

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Short Positions *	$8,079,442	$—	$—	$8,079,442

Other Financial Instruments, net **	$(72,492)	$(44,753)	$—	$(117,245)

*	See Schedule of Investments for security type and industry sector breakouts.
**	Other financial instruments include futures contracts, forward foreign currency contracts and written options.

See Note to Schedules of Investments

Van Eck Funds
Note To Schedules of Investments
September 30, 2010 (unaudited)

Security Valuation - Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Securities for which market values are not readily available, or whose values have been affected by events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the close of the securities’ primary market, are valued using methods approved by the Board of Trustees. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Funds may realize upon sale of an investment may differ materially from the value presented on the Schedule of Investments. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures

(as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Eck Funds

By /s/ Bruce J. Smith, Chief Financial Officer, Van Eck Funds

Date: November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jan F. van Eck, Chief Executive Officer, Van Eck Funds

Date: November 29, 2010

By /s/ Bruce J. Smith, Chief Financial Officer, Van Eck Funds

Date: November 29, 2010